Financial instruments - Price Risk (Details) - Commodity price risk $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)	10.00%
Impact of change on pre-tax net income	$ 0.2